Research and Development Arrangements Research and Development Arrangement (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Research and Development Expense [Abstract]
Research and development expense	$ 115.7	$ 100.8	$ 86.7
Reimbursable research and development expense	$ 4.7	$ 4.3	$ 2.9